Cover Page
Type                            13F
Period                          12/31/2010


 Submission Contact             J. Boling
 Phone                          214-273-5213


Clover Partners L.P.
100 Crescent Court, Ste 575
Dallas
TX
75201

Submitting Official             Samuel S. Moore
Title                           Partner

Date                                    1/25/2011

I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct and complete and I understand that all required items, statements and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act. Of 1934.

Report Summary:
Number of other included manager                0
Form 13F Information Table Entry               18
Form 13F Information Table Value        119297797

Form 13F Information Table

                                Title of                                Shares    Sh/Put      InvestmeVoting Auth
Name of Issuer                  Class            Cusip        Value     Prn Amt   Prn  Ca(a) S(b) SMgr(a) S(b) Sh(c) None

BEACON FED BANCORP INC COM      COMMON STOCK     073582108     3410872.6    289057       X              X
BROOKLINE BANCORP INC DEL       COMMON STOCK     11373m107     5987746.1    551866       X              X
CFS BANCORP INC COM             COMMON STOCK     12525D102        279282     53400       X              X
CHICOPEE BANCORP                COMMON STOCK     168565109     5880580.2    464868       X              X
DANVERS BANCORP INC COM         COMMON STOCK     236442109      14049417    795100       X              X
ESSA BANCORP INC COM            COMMON STOCK     29667D104       7746920    586000       X              X
FEDFIRST FINL CORP              COMMON STOCK     31429C101        386656     28100       X              X
HUDSON CITY BANCORP COM         COMMON STOCK     443683107    2411924.06    189319       X              X
NEW HERITAGE FINL GRP           COMMON STOCK     42726X102    7511168.88    604764       X              X
NORTHWEST BANCSHARES I COM      COMMON STOCK     667340103    5446092.66    462415       X              X
OMNIAMERICAN BANCORP COM        COMMON STOCK     68216R107       9592045    707900       X              X
ORITANI FINANCIAL CORP          COMMON STOCK     68633D103     4907750.4    400960       X              X
PEOPLES BANK                    COMMON STOCK     712704105    5581065.63    398363       X              X
SOUTHERN CONN BANCORP COM       COMMON STOCK     84264A102        486380    117200       X              X
TERRITORIAL BANCORP IN COM      COMMON STOCK     88145X108    9040633.25    454075       X              X
UNITED FINL BANCORP COM         COMMON STOCK     91030T109    5529404.43    362109       X              X
VIEWPOINT FINANCIAL             COMMON STOCK     92672A101      22527612   1927084       X              X
WESTFIELD FINANCIAL INC         COMMON STOCK     96008P104       8522247    921324       X              X

                                                              ---------------  ----------
TOTAL                                                          119297797   9313904
                                                              ===============  ==========























end of table </table>